IVY FUNDS

Class E Shares

Ivy Asset Strategy Fund

Ivy Bond Fund

Ivy Capital Appreciation Fund

Ivy Core Equity Fund

Ivy Cundill Global Value Fund

Ivy Dividend Income Fund

Ivy Global Natural Resources Fund

Ivy High Income Fund

Ivy International Balanced Fund

Ivy International Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Money Market Fund

Ivy Mortgage Securities Fund

Ivy Real Estate Securities Fund

Ivy Science and Technology Fund

Ivy Small Cap Growth Fund

The Securities and Exchange Commission has not approved or disapproved the Funds' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus

April 11, 2007

Contents

Ivy Asset Strategy Fund
Ivy Bond Fund
Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy Cundill Global Value Fund
Ivy Dividend Income Fund
Ivy Global Natural Resources Fund
Ivy High Income Fund
Ivy International Balanced Fund
Ivy International Core Equity Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Fund
Ivy Money Market Fund
Ivy Mortgage Securities Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund
Ivy Small Cap Growth Fund
Additional Information about Principal Investment
Strategies, Other Investments and Risks
The Management of the Funds
Investment Advisor
Management Fee
Portfolio Management
Your Account
InvestEd 529 Plan
Class E Shares
Account Registration
Pricing of Fund Shares
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes

Ivy Asset Strategy Fund

An Overview of the Fund

Objective

To provide high total return over the long term.

Principal Strategies

Ivy Asset Strategy Fund seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although Ivy Investment Management Company (IICO), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that IICO believes are currently selling below their true worth, while growth stocks are those whose earnings IICO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate or U.S. government debt securities, with remaining maturities of more than three years. This investment type may include a significant amount, up to 35% of the Fund's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Ba and below by Moody's Investors Service, Inc. (Moody's) or unrated bonds deemed by IICO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of three years or less, including higher-quality money market instruments.
  Within each of these investment types, the Fund may invest in domestic and foreign securities; therefore, the Fund may invest up to 100% of its assets in foreign securities.

Although the Fund may allocate from 0-100% of its assets between stocks, bonds and short-term instruments, the Fund typically selects a mix which represents the way the Fund's investments will be allocated over the long term. Generally the Fund will invest in a mix of: 70% in stocks, 25% in bonds, and 5% in short-term instruments. This mix will vary over shorter time periods as IICO changes the Fund's holdings based on its current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

The Fund may also invest in derivative instruments, both for the purpose of hedging current holdings as well as for speculative purposes.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Asset Strategy Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries changes in foreign exchange rates, which may affect the value of the foreign securities the Fund holds an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets and derivatives are subject to counterparty risk the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund and in allocating the Fund's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As noted, the Fund may invest up to 100% of its assets in foreign securities. Investing in foreign securities presents additional risks, such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.

Investments by the Fund in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile, than higher-rated bonds.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Asset Strategy Fund may be appropriate for you. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Asset Strategy Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A Shares1

as of December 31 each year

2001	-10.98%
2002	3.09%
2003	11.43%
2004	12.92%
2005	22.28%
2006	19.78%
In the period shown in the chart, the highest quarterly return was 15.00% (the third quarter of 2005) and the lowest quarterly return was -7.98% (the first quarter of 2001).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of broad-based, securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-10-2000)
Before Taxes	12.89%	12.36%	8.21%
After Taxes on Distributions	12.70%	12.06%	6.71%
After Taxes on Distributions
and Sale of Fund Shares	8.60%	10.72%	6.29%
Indexes
S&P 500 Index[1]	15.80%	6.20%	1.54%[2]
Citigroup Broad
Investment Grade Index[3]	4.33%	5.10%	6.31%[2]
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[3]	5.15%	2.56%	3.08%[2]
Lipper Flexible Portfolio
Funds Universe Average[3]	11.02%	7.67%	4.94%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Asset Strategy Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.34%
Total Annual Fund Operating Expenses	1.29%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month per account.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) operating the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$719	$1,020	$1,342	$2,242
If shares are not redeemed
at end of period:	$719	$1,020	$1,342	$2,242

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Bond Fund

An Overview of the Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Principal Strategies

Ivy Bond Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in bonds, primarily of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). The Fund invests in a variety of investment-grade debt securities (including bonds rated BBB- and higher by S&P and Baa3 and higher by Moody's, or, if unrated, judged by the Fund's investment manager or subadvisor to be of comparable quality). These debt securities include, among other things, corporate and mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities), asset-backed securities and other debt obligations of U.S. banks or savings and loan associations. The Fund also invests in interest rate derivatives for hedging purposes. The Fund expects that under normal market circumstances the effective duration of its portfolio will range from four to seven years.

In selecting securities, the Fund's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), focuses on relative value trading among non-Treasury fixed-income securities, and considers factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Bond Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund an issuer of a debt security or other fixed income obligation may not make payments on the security or obligation when due a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates; may also cause a decrease in the Fund's income an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds changes in the maturities of bonds owned by the Fund
  the value of investments in derivatives may not correlate perfectly with the overall securities markets and derivatives are subject to counterparty risk
  Advantus Capital's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

In addition, although certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Bond Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Bond Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Bond Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Bond Fund. The Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Bond Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A Shares1

as of December 31 each year

1997	10.05%
1998	5.31%
1999	-2.57%
2000	10.64%
2001	8.00%
2002	9.78%
2003	5.04%
2004	4.36%
2005	1.85%
2006	4.15%

In the period shown in the chart, the highest quarterly return was 5.02% (the third quarter of 2001) and the lowest quarterly return was –2.73% (the second quarter of 2004).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	-1.84%	3.77%	4.97%
After Taxes on Distributions	-3.32%	2.19%	2.92%
After Taxes on Distributions
and Sale of Fund Shares	-0.71%[2]	2.55%	3.24%
Indexes
Citigroup Broad Investment
Grade Index[3]	4.33%	5.10%	6.26%
Lipper Corporate Debt Funds
A Rated Universe Average[4]	3.86%	4.82%	5.59%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Bond Fund, the predecessor to Ivy Bond Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Bond Fund. Class A shares of Ivy Bond Fund would have had substantially similar returns to Class A shares of the Advantus Bond Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Bond Fund differ from expenses for Class A shares of Ivy Bond Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Bond Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.45%
Total Annual Fund Operating Expenses	1.23%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) operating the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$713	$1,003	$1,312	$2,178
If shares are not redeemed
at end of period:	$713	$1,003	$1,312	$2,178

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Capital Appreciation Fund

An Overview of the Fund

Objective

To provide long-term capital appreciation.

Principal Strategies

Ivy Capital Appreciation Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S. and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stocks of large to medium sized U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its objective. Medium sized, or mid cap, companies are typically companies with market capitalizations that range between $1 billion and $18 billion, while large, or large cap, companies are typically companies with market capitalizations of at least $8 billion.

In selecting companies, IICO typically invests for the long term and selects securities that it believes offer strong opportunities for long-term growth of capital and that are attractively valued. IICO searches for high-quality companies characterized by profit growth, increased market share and an ability to exceed earnings expectations for the foreseeable future. It also considers valuation relative to future growth opportunities and operating free cash flow.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Capital Appreciation Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the skill of IICO in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Capital Appreciation Fund may be appropriate for long-term investors who seek capital appreciation. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Capital Appreciation Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

2001	-23.28%
2002	-15.10%
2003	27.64%
2004	12.55%
2005	9.19%
2006	10.33%

In the period shown in the chart, the highest quarterly return was 11.34% (the second quarter of 2003) and the lowest quarterly return was -17.55% (the first quarter of 2001).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	3.98%	6.73%	-1.17%
After Taxes on Distributions	6.73%	3.98%	-1.77%
After Taxes on Distributions
and Sale of Fund Shares	5.82%	2.59%	-0.99%[1]
Indexes
S&P 500 Index[2]	15.80%	6.20%	1.27%[3]
Lipper Large-Cap Growth
Funds Universe Average[4]	5.60%	2.15%	-4.59%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on June 30, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Capital Appreciation Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund.

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.66%
Total Annual Fund Operating Expenses	1.56%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$745	$1,099	$1,476	$2,525
If shares are not redeemed
at end of period:	$745	$1,099	$1,476	$2,525

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Core Equity Fund

An Overview of the Fund

Objectives

To provide capital growth and income.

Principal Strategies

Ivy Core Equity Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap U.S. and foreign companies with dominant market positions in their industries. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Fund invests in securities that have the potential for capital appreciation or that IICO, the Fund's investment manager, expects to resist market decline. Although the Fund typically invests in large companies, it may invest in securities of any size company. The Fund may invest up to 20% of its net assets in foreign securities.

IICO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

  position in the global economy
  profitability record
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile that would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Core Equity Fund may be appropriate for investors who seek capital growth and income. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

2001	-15.23%
2002	-22.63%
2003	17.26%
2004	9.37%
2005	7.90%
2006	14.36%

In the period shown in the chart, the highest quarterly return was 12.12% (the fourth quarter of 2001) and the lowest quarterly return was -16.65% (the third quarter of 2002).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-03-2000)
Before Taxes	7.78%	2.91%	-0.81%
After Taxes on Distributions	6.21%	2.60%	-1.74%
After Taxes on Distributions
and Sale of Fund Shares	7.75%	2.60%	-0.75%[1]
Indexes
S&P 500 Index[2]	15.80%	6.20%	1.54%[3]
Lipper Large-Cap Core Funds
Universe Average[4]	13.53%	4.83%	0.99[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on July 31, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.47%
Total Annual Fund Operating Expenses	1.42%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$731	$1,058	$1,407	$2,379
If shares are not redeemed
at end of period:	$731	$1,058	$1,407	$2,379

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Cundill Global Value Fund

An Overview of the Fund

Objective

To provide long-term capital growth. Any income realized will be incidental.

Principal Strategies

Ivy Cundill Global Value Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, which Mackenzie Financial Corporation (Mackenzie), the Fund's investment subadvisor, believes are trading below their estimated "intrinsic value." The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry.

"Intrinsic value" is the perceived realizable market value, determined through the management team's analysis of the companies' financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Mackenzie utilizes an entirely bottom-up, research driven approach in its selection of securities for the Fund.

To control its exposure to certain risks, Mackenzie may use certain derivative investment techniques (such as foreign currency exchange transactions and forward foreign currency contracts).

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Cundill Global Value Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays the risks of investing in foreign securities are more acute in countries with developing economies the Fund may not be able to readily dispose of illiquid securities promptly at an acceptable price the value of investments in derivatives may not correlate perfectly with the overall securities markets and derivatives are subject to counterparty risk the mix of securities in the Fund's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds the level of cash reserves may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

The risks of investing in foreign securities are more acute in countries with developing economies. Since the Fund normally invests a substantial portion of its assets in these countries, it is exposed to the following additional risks: securities that are even less liquid and more volatile than those in more developed foreign countries; unusually long settlement delays; less stable governments that are susceptible to sudden adverse actions (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against reparation of assets); abrupt changes in exchange rate regime or monetary policy; unusually large currency fluctuations and currency conversion costs; and high national debt levels (which may impede an issuer payment of principal and/or interest on external debt).

Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Cundill Global Value Fund may be appropriate for investors seeking long-term growth potential, but who can accept significant fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Cundill Global Value Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the return would be less than that shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

2002	-12.17%
2003	36.43%
2004	18.06%
2005	16.40%
2006	9.92%

In the period shown in the chart, the highest quarterly return was 16.50% (the second quarter of 2003) and the lowest quarterly return was –11.38% (the third quarter of 2002).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Year	of Class
	------	------	--------
Class A (began on 09-04-2001)
Before Taxes	3.60%	11.27%	10.12%
After Taxes on Distributions	2.72%	10.78%	9.42%
After Taxes on Distributions
and Sale of Fund Shares	3.66%	9.81%	8.63%
Indexes
Morgan Stanley Capital International
World Index[1]	20.07%	9.97%	11.20%[2]
Lipper Global Funds
Universe Average[3]	18.86%	10.08%	11.48%[2]
Lipper Global Small/Mid-Cap Value
Funds Universe Average[3]	9.84%	12.33%	12.80%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on September 30, 2001.

3Net of fees and expenses.

Fees and Expenses

Ivy Cundill Global Value Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.93%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.41%
Total Annual Fund Operating Expenses	1.59%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month per account.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$747	$1,148	$1,491	$2,556
If shares are not redeemed
at end of period:	$747	$1,148	$1,491	$2,556

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Dividend Income Fund

An Overview of the Fund

Objectives

To provide income and long-term capital growth.

Principal Strategies

Ivy Dividend Income Fund seeks to achieve its objectives by investing primarily in dividend-paying common stocks that IICO, the Fund's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying equity securities of domestic and, to a lesser extent, foreign companies, which may include without limitation dividend-paying common stocks, preferred stocks or convertible preferred stocks. Although the Fund invests primarily in large cap companies (typically companies with capitalizations of at least $8 billion), it may invest in companies of any size.

The Fund primarily focuses on stocks:

  with high dividend yields that are relatively safe
  with above average market yield that will continue to grow their dividend that pay a small dividend, but could grow their dividend over the next five years that pay no dividend, but may initiate a dividend

Generally, in determining whether to sell a security, IICO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Dividend Income Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Dividend Income Fund may be appropriate for investors seeking income and long-term capital growth through a portfolio of primarily dividend-paying common stocks. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Dividend Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31

2004	11.16%
2005	13.12%
2006	15.54%

In the period shown in the chart, the highest quarterly return was 9.11% (the fourth quarter of 2004) and the lowest quarterly return was –0.21% (the third quarter of 2004).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

		Life
	1 Year	of Class
	--------	----------
Class A (began on 06-30-2003)
Before Taxes	8.90%	12.59%
After Taxes on Distributions	8.52%	12.37%
After Taxes on Distributions
and Sale of Fund Shares	6.41%	10.95%
Indexes
Russell 1000 Index[1]	15.47%	13.96%[2]
Lipper Equity Income Funds
Universe Average[3]	18.46%	14.94%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2003.

3Net of fees and expenses.

Fees and Expenses

Ivy Dividend Income Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*

(fees paid directly from

your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.50%
Total Annual Fund Operating Expenses	1.45%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$734	$1,067	$1,422	$2,410
If shares are not redeemed
at end of period:	$734	$1,067	$1,422	$2,410

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Global Natural Resources Fund

An Overview of the Fund

Objective

To provide long-term growth. Any income realized will be incidental.

Principal Strategies

Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternate energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Fund's investment subadvisor, Mackenzie, uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up approach. Mackenzie targets companies for investment that, in Mackenzie's opinion, have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally and therefore regularly invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund's assets in North America, international exposure may exceed 50% of the Fund's assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Fund's assets. The Fund may also have exposure to emerging markets.

The Fund may use derivative instruments to hedge some or all of its foreign currency exposure resulting from its strategy of international diversification. In determining to what extent the currency exposure is hedged, Mackenzie considers the total exposure of the Fund to a specific currency and its perceived potential risks of individual currencies.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Global Natural Resources Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays the risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries many of the companies in which the Fund may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Fund can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Fund could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities in the Fund's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets and derivatives are subject to counterparty risk the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Mackenzie's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold, exposes the Fund to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Fund's other portfolio holdings.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Global Natural Resources Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Global Natural Resources Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

1998	-29.35%
1999	40.98%
2000	9.86%
2001	15.40%
2002	4.66%
2003	45.61%
2004	27.94%
2005	29.11%
2006	25.79%

In the period shown in the chart, the highest quarterly return was 24.19% (the fourth quarter of 2001) and the lowest quarterly return was -21.37% (the third quarter of 2001).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	----------
Class A (began on 01-02-1997)
Before Taxes	18.55%	24.25%	14.96%
After Taxes on Distributions	16.24%	23.51%	13.66%
After Taxes on Distributions
and Sale of Fund Shares	14.39%	21.68%	12.78%
Indexes
Morgan Stanley Capital International
Commodity-Related Index[1]	21.48%	19.83%	11.05%
Lipper Natural Resources Funds
Universe Average[2]	15.22%	20.76%	13.45%

[1]Reflects no deduction for fees, expenses or taxes.
[2]Net of fees and expenses.

Fees and Expenses

Ivy Global Natural Resources Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.28%
Total Annual Fund Operating Expenses	1.37%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$726	$1,044	$1,382	$2,327
If shares are not redeemed
at end of period:	$726	$1,044	$1,382	$2,327

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy High Income Fund

An Overview of the Fund

Objectives

To provide high current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective.

Principal Strategies

Ivy High Income Fund seeks to achieve its objectives by investing primarily in high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of IICO, the Fund's investment manager, consistent with the Fund's objectives. The Fund invests primarily in lower quality bonds that include bonds rated BBB and below by S&P and Baa and below by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB and below by S&P and Ba and below by Moody's, or, if unrated, deemed by IICO to be of comparable quality. As well, the Fund may invest in bonds of any maturity and in companies of any size.

The Fund may invest up to 20% of its total assets in common stocks in order to seek capital growth. The Fund emphasizes a blend of value and growth in its selection of common stocks. Value stocks are those which IICO believes are currently selling below their true worth. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy.

IICO may look at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of a company's fundamentals, including:

  financial strength
  growth of operating cash flows
  strength of management
  borrowing requirements
  potential to improve credit standing
  responsiveness to changes in interest rates and business conditions

Generally, in determining whether to sell a debt security, IICO uses the same type of analysis that it uses in buying debt securities. For example, IICO may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. As well, IICO may choose to sell an equity security if the issuer's growth potential has diminished. IICO may sell a security if the competitive conditions of a particular industry have increased and it believes the Fund should, therefore, reduce its exposure to such industry. IICO may also sell a security if, in its opinion, the price of the security has risen to fully reflect the company's improved creditworthiness and other investments with greater potential exist. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy High Income Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund the susceptibility of junk bonds to greater risks of non-payment or default, price volatility and lack of liquidity compared to higher-rated bonds a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates; may also cause a decrease in the Fund's income an increase in interest rates, which may cause the value of a bond held by the Fund, especially bonds with longer maturities, to decline the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds changes in the maturities of bonds owned by the Fund
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund's portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy High Income Fund may be appropriate for investors who primarily seek a level of current income that is higher than is normally available with investments in higher quality bonds and, secondarily, seek capital growth when consistent with the objective of income. The Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy High Income Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of YEAR-BY-YEAR Returns
for Class A shares1

as of December 31 each year

2001	10.85%
2002	2.46%
2003	19.06%
2004	8.44%
2005	1.35%
2006	10.53%

In the period shown in the chart, the highest quarterly return was 7.09% (the fourth quarter of 2001) and the lowest quarterly return was -3.44% (the second quarter of 2002).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	-----------
Class A (began on 07-03-2000)
Before Taxes	4.18%	6.91%	6.31%
After Taxes on Distributions	1.66%	4.16%	3.37%
After Taxes on Distributions
and Sale of Fund Shares	3.47%	4.63%	3.93%
Indexes
Citigroup High
Yield Market Index[1]	11.85%	10.22%	7.85%[2]
Lipper High Current Yield
Funds Universe Average[3]	10.06%	8.83%	6.15%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy High Income Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.58%
Total Annual Fund Operating Expenses	1.46%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month per account.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$735	$1,070	$1,427	$2,421
If shares are not redeemed
at end of period:	$735	$1,070	$1,427	$2,421

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy International Balanced Fund

An Overview of the Fund

Objective

To provide a high level of total return.

Principal Strategies

Ivy International Balanced Fund invests in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. The Fund invests primarily in developed foreign markets, but may invest a portion of its assets in developing, or emerging, markets. Normally, the Fund invests approximately 50% to 70% of its assets in international equity securities and approximately 30% to 50% of its assets in international investment-grade debt securities.

In selecting equity securities the Fund's investment subadvisor, Templeton Investment Counsel LLC (Templeton), attempts to identify securities that are selling at a substantial discount to its determination of their market value. Debt securities are selected, after an analysis of trends in interest rates and economic conditions, based on Templeton's judgment as to which securities are more likely to perform well under those conditions.

Templeton may sell a security when it believes that the security's price reflects its intrinsic value, or Templeton determines that market factors have changed and there is no longer an expectation that the security will perform well. Templeton may also sell a security to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Balanced Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the risks of investing in foreign securities are more acute in countries with developing economies changes in foreign exchange rates, which may affect the value of the securities the Fund holds an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund as well as a decrease in the Fund's income the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of a security believed by IICO to be undervalued may never reach what IICO believes is its full value, or such security's value may decrease the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Templeton's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investment choices.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Balanced Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Balanced Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of broad measures of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus International Balanced Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy International Balanced Fund. The Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy International Balanced Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

1997	5.12%
1998	3.55%
1999	15.66%
2000	1.27%
2001	-8.74%
2002	-3.73%
2003	37.93%
2004	18.40%
2005	4.24%
2006	22.43%

In the period shown in the chart, the highest quarterly return was 17.99% (the second quarter of 2003) and the lowest quarterly return was -12.46% (the third quarter of 2002).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of broad-based securities market indexes that are unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	15.39%	13.59%	8.21%
After Taxes on Distributions	13.98%	12.88%	6.80%
After Taxes on Distributions
and Sale of Fund Shares	11.25%	12.88%	6.55%
Indexes
Morgan Stanley Capital International All
Country World (Excluding U.S.A.) Index[2]	27.16%	16.88%	8.59%
J.P. Morgan Non-U.S. Government
Bond Index[2]	6.84%	9.49%	4.68%
Lipper Global Flexible Portfolio Funds
Universe Average[3]	11.95%	6.15%	7.19%

1For periods prior to December 8, 2003, performance shown is that of the Advantus International Balanced Fund, the predecessor of Ivy International Balanced Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy International Balanced Fund. Class A shares of Ivy International Balanced Fund would generally have had substantially similar returns to the same class of shares of the Advantus International Balanced Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus International Balanced Fund differ from expenses for Class A shares of Ivy International Balanced Fund.

2Reflects no deduction for fees, expenses or taxes.

3Net of fees and expenses.

Fees and Expenses

Ivy International Balanced Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.50%
Total Annual Fund Operating Expenses	1.45%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month per account.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$734	$1,067	$1,422	$2,410
If shares are not redeemed
at end of period:	$734	$1,067	$1,422	$2,410

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy International Core Equity Fund (formerly Ivy International Value Fund)

An Overview of the Fund

Objectives

To provide long-term capital growth. Consideration of current income is secondary to this principal objective.

Principal Strategies

Ivy International Core Equity Fund invests, under normal market conditions, at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European and Asian/Pacific Basin markets. To enhance potential return, the Fund may invest in countries with new or comparatively undeveloped economies.

IICO, the Fund's investment manager, primarily uses a disciplined value approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies), preferring well-managed and undervalued companies. IICO may also employ a growth approach, seeking companies whose earnings it believes will grow faster than the economy. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

To control its exposure to certain risks, the Fund may engage in foreign currency exchange transactions and forward foreign currency contracts.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy International Core Equity Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected changes in foreign exchange rates which may affect the value of securities the Fund holds the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the manager's opinion, undervalued. If IICO's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the manager has placed on it.

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy International Core Equity Fund may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy International Core Equity Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
Class A shares1

as of December 31 each year

1998	6.63%
1999	27.79%
2000	-7.25%
2001	-17.17%
2002	-15.93%
2003	27.19%
2004	16.55%
2005	24.51%
2006	26.13%

In the period shown in the chart, the highest quarterly return was 16.49% (the fourth quarter of 1998) and the lowest quarterly return was -22.75% (the third quarter of 2002).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	----------	-----------
Class A (began on 05-13-1997)
Before Taxes	18.88%	13.03%	5.86%
After Taxes on Distributions	18.08%	12.87%	5.65%
After Taxes on Distributions
and Sale of Fund Shares	13.60%	11.48%	5.08%
Indexes
Morgan Stanley Capital International
EAFE Index[1]	26.34%	14.98%	7.46%[2]
Lipper International Large-Cap Core Funds
Universe Average[3]	24.28%	12.31%	6.60%[2]

 1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on May 31, 1997.

3Net of fees and expenses.

Fees and Expenses

Ivy International Core Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and Service
(12b-1) Fees	0.25%
Other Expenses[3,4]	0.57%
Total annual Fund operating expenses	1.67%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than 30 days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month per account.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$755	$1,131	$1,530	$2,638
If shares are not redeemed
at end of period:	$755	$1,131	$1,530	$2,638

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Large Cap Growth Fund

An Overview of the Fund

Objective

To provide appreciation of your investment.

Principal Strategies

Ivy Large Cap Growth Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks issued by growth-oriented, large to medium sized U.S. and, to a lesser extent, foreign companies that IICO, the Fund's investment manager, believes have appreciation possibilities. Under normal market conditions, the Fund invests at least 80% of its net assets in large cap growth securities. Growth stocks are those whose earnings IICO believes are likely to grow faster than the economy and large cap companies are typically companies with capitalizations of at least $8 billion.

IICO utilizes a primarily bottom-up strategy in selecting securities for the Fund and seeks companies that have dominant market positions and established competitive advantages. IICO believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth.

IICO considers many factors of a company, including:

  the company's market position, product line, technological position and prospects for sustainability and/or increased earnings the management capability
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

In general, IICO may sell a security when a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Large Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as large cap equities may cause more volatility than a fund invested with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Large Cap Growth Fund may be appropriate for investors seeking long-term investment growth. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Large Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

2001	-23.50%
2002	-19.78%
2003	28.97%
2004	5.94%
2005	14.37%
2006	3.30%

In the period shown in the chart, the highest quarterly return was 11.88% (the fourth quarter of 2001) and the lowest quarterly return was -18.97% (the first quarter of 2001).

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	-2.64%	4.07%	1.52%
After Taxes on Distributions	-2.64%	4.07%	1.46%
After Taxes on Distributions
and Sale of Fund Shares	-1.72%	3.50%	1.27%
Indexes
Russell 1000 Growth Index[1]	9.09%	2.70%	-5.84%[2]
Lipper Large-Cap Growth Funds
Universe Average[3]	5.60%	2.15%	-4.59%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Large Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.46%
Total Annual Fund Operating Expenses	1.41%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$730	$1,056	$1,402	$2,369
If shares are not redeemed
at end of period:	$730	$1,056	$1,402	$2,369

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Mid Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of your investment.

Principal Strategies

Ivy Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that IICO, the Fund's investment manager, believes offer above-average growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of mid cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting companies, IICO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a security, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings, cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, IICO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mid Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Investing a majority of the Fund's holdings in a single asset class such as mid cap equities may cause more volatility than a fund invested with greater diversification.

Market risk for medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mid Cap Growth Fund may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mid Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

2001	-12.71%
2002	-25.84%
2003	30.42%
2004	18.89%
2005	11.96%
2006	8.38%

In the period shown in the chart, the highest quarterly return was 17.54% (the second quarter of 2003) and the lowest quarterly return was -16.60% (the third quarter of 2002).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	------	---------	----------
Class A (began on 06-30-2000)
Before Taxes	2.15%	5.63%	3.38%
After Taxes on Distributions	2.15%	5.63%	3.14%
After Taxes on Distributions
and Sale of Fund Shares	1.39%	4.86%	2.78%
Indexes
Russell Mid-Cap Growth Index[1]	10.67%	8.23%	-1.07%[2]
Lipper Mid-Cap Growth Funds
Universe Average[3]	8.54%	5.88%	-1.03%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on June 30, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Mid Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.52%
Total Annual Fund Operating Expenses	1.62%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month per account.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$750	$1,117	$1,506	$2,586
If shares are not redeemed
at end of period:	$750	$1,117	$1,506	$2,586

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Money Market Fund

An Overview of the Fund

Objective

To provide maximum current income consistent with stability of principal.

Principal Strategies

Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), or if unrated, are of comparable quality as determined by IICO, the Fund's investment manager. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 90 days or less, and the Fund may only invest in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Money Market Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund a decrease in interest rates, which may cause prepayment of higher-yielding instruments held by the Fund, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates; may also cause a decrease in the Fund's income an increase in interest rates, which can cause the value of the Fund's holdings, especially securities with longer maturities, to decline the credit quality and other conditions of the issuers whose securities the Fund holds
  IICO's skill in evaluating and managing the interest rate and credit risks of the Fund adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Money Market Fund may be appropriate for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Money Market Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the periods shown. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be different than the results shown herein. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

2001	3.60%
2002	1.40%
2003	0.81%
2004	0.53%
2005	2.37%
2006	4.25%

In the period shown in the chart, the highest quarterly return was 1.28% (the first quarter of 2001) and the lowest quarterly return was 0.05% (the first and second quarters of 2004). As of December 31, 2006, the 7-day yield was equal to 3.37%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented.

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	-----	---------	----------
Class A (began on 06-30-2000)	4.25%	1.86%	2.41%

Fees and Expenses

Ivy Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)[1]

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	None

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses[3,4]	0.66%
Total Annual Fund Operating Expenses	1.06%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1The Fund may charge a fee of $1.75 per month on any account with a NAV of less than $250, except for retirement plan accounts.

2If you choose to receive your redemption proceeds by Federal Funds wire, a $10 wire fee will be assessed on your redemption proceeds.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$128	$397	$685	$1,494
If shares are not redeemed
at end of period:	$128	$397	$685	$1,494

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Mortgage Securities Fund

An Overview of the Fund

Objective

To provide a high level of current income consistent with prudent investment risk.

Principal Strategies

Ivy Mortgage Securities Fund invests, under normal market conditions, at least 80% of its net assets (exclusive of collateral received in connection with securities lending), in mortgage-related securities, including investment-grade securities representing interests in pools of mortgage loans, CMOs, commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities and asset-backed securities (ABSs). The Fund invests in the securities of domestic and, to a lesser extent, foreign issuers. The Fund may also invest in interest rate derivatives primarily for hedging purposes.

In selecting securities the Fund's investment subadvisor, Advantus Capital, follows a bottom-up, fundamental approach and considers factors such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. Advantus Capital also seeks undervalued or mispriced securities within the mortgage-related sectors. It does not place a primary focus on interest rate positions. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Mortgage Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund an issuer of a mortgage-backed security or other fixed income obligation may not make payments on the security when due rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Fund, resulting in the Fund reinvesting the proceeds in other securities with generally lower interest rates, and thus a decrease in the Fund's income the value of a mortgage-backed security or other fixed income obligation may decline due to changes in market interest rates mortgage-related securities purchased by the Fund, including restricted securities determined by Advantus Capital to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by Advantus Capital the value of investments in derivatives may not correlate perfectly with the overall securities markets and derivatives are subject to counterparty risk the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Advantus Capital's skill in evaluating and selective securities for the Fund adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the mortgage and mortgage-finance industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Certain U.S. government securities in which the Fund may invest, such as securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Mortgage Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Mortgage Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Mortgage Securities Fund, which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of Ivy Mortgage Securities Fund. The Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Mortgage Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

1997	9.42%
1998	6.94%
1999	1.52%
2000	12.12%
2001	8.85%
2002	9.15%
2003	4.20%
2004	4.66%
2005	2.31%
2006	4.73%

In the period shown in the chart, the highest quarterly return was 4.72% (the third quarter of 2001) and the lowest quarterly return was -1.38% (the second quarter of 2004).

 1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
	--------	---------	-----------
Class A1
Before Taxes	-1.29%	3.75%	5.71%
After Taxes on Distributions	-2.94%	1.89%	3.39%
After Taxes on Distributions
and Sale of Fund Shares	-0.31%[2]	2.43%	3.76%
Indexes
Lehman Brothers Mortgage-Backed
Securities Index[3]	5.22%	4.85%	6.16%
Lipper U.S. Mortgage Funds
Universe Average[4]	4.33%	4.17%	5.27%

1For periods prior to December 8, 2003, performance shown is that of the Advantus Mortgage Securities Fund, the predecessor to Ivy Mortgage Securities Fund, restated to reflect current sales charges applicable to Class A shares of the Ivy Mortgage Securities Fund. Class A shares of Ivy Mortgage Securities Fund would have had substantially similar returns to Class A shares of the Advantus Mortgage Securities Fund because they would have been invested in a similar portfolio of securities, although returns would be different to the extent that expenses for Class A shares of the Advantus Mortgage Securities Fund differ from expenses for Class A shares of Ivy Mortgage Securities Fund.

2After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

3Reflects no deduction for fees, expenses or taxes.

4Net of fees and expenses.

Fees and Expenses

Ivy Mortgage Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.41%
Total Annual Fund Operating Expenses	1.16%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$706	$982	$1,277	$2,103
If shares are not redeemed
at end of period:	$706	$982	$1,277	$2,103

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Real Estate Securities Fund

An Overview of the Fund

Objective

To provide total return through a combination of capital appreciation and current income.

Principal Strategies

Ivy Real Estate Securities Fund invests, under normal market conditions, at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in domestic and, to a lesser extent, foreign real estate securities and real estate-related securities. "Real estate securities" include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Fund's real estate securities portfolio will consist of securities issued by Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. A REOC is a corporation that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, but may also engage in related or unrelated businesses.

The Fund focuses on growth-oriented companies with value characteristics. The Fund's investment subadvisor, Advantus Capital, utilizes a bottom-up fundamental stock-picking approach in selecting securities for investment by the Fund, which includes consideration of factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties, and competitive market condition. The Fund then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings or those trading at discounts to the underlying value of assets owned.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Real Estate Securities Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the value of the Fund's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Fund's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies and Risks" below) will be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Portfolio's securities issued by REITs may be affected if one or more of those REITs were to lose their favorable tax status the value of the Portfolio's securities owned by REOCs may be affected by income streams derived from businesses other than real estate ownership the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  Advantus Capital's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in the real estate and real estate related industries, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Real Estate Securities Fund seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Real Estate Securities Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual total returns for the periods shown compare with those of broad measures of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures. For periods prior to December 8, 2003, the performance shown below is the performance of the Class A shares of Advantus Real Estate Securities Fund which along with its other classes of shares was reorganized on December 8, 2003 into Class A shares of the Ivy Real Estate Securities Fund. The Fund would have had substantially similar annual returns because the shares would have been invested in a similar portfolio of securities, but would differ to the extent that the Fund has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Real Estate Securities Fund. If those expenses were reflected, performance shown below would differ.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

2000	25.66%
2001	9.60%
2002	6.19%
2003	41.14%
2004	34.69%
2005	10.46%
2006	29.81%

In the period shown in the chart, the highest quarterly return was 17.72% (the fourth quarter of 2004) and the lowest quarterly return was -9.01% (the third quarter of 2002).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 2-25-1999)[1]
Before Taxes	22.34%	22.23%	18.33%
After Taxes on Distributions	21.21%	20.65%	16.25%
After Taxes on Distributions
and Sale of Fund Shares	15.62%	18.99%	15.19%
Indexes
Dow Jones Wilshire Real Estate
Securities Index[1]	35.67%	23.97%	20.15%[2]
Lipper Real Estate Funds
Universe Average[3]	34.08%	23.26%	19.35%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on February 28, 1999.

3Net of fees and expenses.

Fees and Expenses

Ivy Real Estate Securities Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.49%
Total Annual Fund Operating Expenses	1.64%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$752	$1,123	$1,515	$2,607
If shares are not redeemed
at end of period:	$752	$1,123	$1,515	$2,607

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Science and Technology Fund

An Overview of the Fund

Objective

To provide long-term capital growth.

Principal Strategies

Ivy Science and Technology Fund seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of IICO, the Fund's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Fund may invest in companies of any size, and may invest without limitation in foreign securities.

IICO typically emphasizes growth potential in selecting stocks; that is, IICO seeks companies in which earnings are likely to grow faster than the economy. IICO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Science and Technology Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Fund invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Because the Fund concentrates its investments in science and technology companies, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile that would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Science and Technology Fund may be appropriate for investors who seek long-term capital growth by investing in a Fund that concentrates in securities of science and technology companies. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Science and Technology Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of YEAR-BY-YEAR Returns
for Class A shares1

as of December 31 each year

2001	-13.98%
2002	-25.90%
2003	31.27%
2004	16.25%
2005	16.62%
2006	7.50%

In the period shown in the chart, the highest quarterly return was 17.40% (the fourth quarter of 2001) and the lowest quarterly return was -20.66% (the first quarter of 2001).

1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	-----------	-----------
Class A (began on 07-03-2000)
Before Taxes	1.32%	5.97%	-0.22%
After Taxes on Distributions	1.29%	5.96%	-1.08%
After Taxes on Distributions
and Sale of Fund Shares	0.91%	5.16%	-0.41%
Indexes
Goldman Sachs Technology
Industry Composite Index[1]	8.99%	1.06%	-11.26%[2]
Lipper Science & Technology
Funds Universe Average[3]	7.21%	1.03%	-11.86%[2]

1Reflects no deduction for fees, expenses or taxes.

2Index comparison begins on July 31, 2000.

3Net of fees and expenses.

Fees and Expenses

Ivy Science and Technology Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.41%
Total Annual Fund Operating Expenses	1.51%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$740	$1,085	$1,451	$2,473
If shares are not redeemed
at end of period:	$740	$1,085	$1,451	$2,473

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Ivy Small Cap Growth Fund

An Overview of the Fund

Objective

To provide growth of capital.

Principal Strategies

Ivy Small Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, IICO, the Fund's investment manager, utilizes a bottom-up stock picking process focusing on companies it believes have long-term potential coupled with superior financial characteristics. IICO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales - large market opportunities security size and liquidity

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Fund

A variety of factors can affect the investment performance of Ivy Small Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund's portfolio is not performing as well as expected the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds
  IICO's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as small cap equities may cause more volatility than a fund invested with greater diversification.

As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Ivy Small Cap Growth Fund may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

Ivy Small Cap Growth Fund

The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year since these shares were first offered and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The information in the bar chart and the performance table is for Class A, since Class E shares have not been in existence for a full calendar year. The returns for Class E shares during these periods would be different from those of Class A shares because of potential variations in their respective expense structures.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase of the Fund's Class A shares. If the deferred sales charge were included, the returns would be less than those shown.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Fund's shareholder reports is based on the Fund's fiscal year.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent performance.

Chart of Year-by-Year Returns
for Class A shares1

as of December 31 each year

2001	-1.90%
2002	-25.23%
2003	36.46%
2004	13.86%
2005	12.44%
2006	6.32%

In the period shown in the chart, the highest quarterly return was 24.65% (the fourth quarter of 2001) and the lowest quarterly return was -23.73% (the third quarter of 2001).

 1 Returns for Class E shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and annual returns would differ only to the extent that Class E and Class A do not have the same expenses.

Average Annual Total Returns

The table below compares the Fund's Class A shares average annual total returns to that of a broad-based securities market index that is unmanaged, and to a Lipper average that is a composite of mutual funds with goals similar to that of the Fund. The Fund's Class A shares returns include the maximum sales charge for Class A shares (5.75%), treat dividend and capital gain distributions as reinvested and assume you sold your shares at the end of each period (unless otherwise noted).

The table also shows average annual returns, for Class A shares, on a before-tax and after-tax basis. Return Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Return After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Return After Taxes on Distributions and the Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average annual total return information for Class E shares is not included in this prospectus since Class E shares are a new class and have not been in operation for a full calendar year.

Average Annual Total Returns

as of December 31, 2006

			Life
	1 Year	5 Years	of Class
	--------	---------	----------
Class A (began on 07-03-2000)
Before Taxes	0.21%	5.53%	1.15%
After Taxes on Distributions	-1.80%	5.00%	-0.93%
After Taxes on Distributions
and Sale of Fund Shares	3.54%[1]	4.94%	0.26%
Indexes
Russell 2000 Growth Index[2]	13.34%	6.93%	0.97%[3]
Lipper Small-Cap Growth Funds
Universe Average[4]	10.31%	5.91%	1.01%[3]

1After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

2Reflects no deduction for fees, expenses or taxes.

3Index comparison begins on July 31, 2000.

4Net of fees and expenses.

Fees and Expenses

Ivy Small Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold Class E shares of the Fund:

Shareholder Fees*
(fees paid directly from
your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of lesser of amount
invested or redemption value)	None[1]

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[2]	2.00%

Annual Fund Operating Expenses
(expenses that are
deducted from Fund assets)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[3,4]	0.40%
Total Annual Fund Operating Expenses	1.50%

*InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20.  This maintenance fee will be waived for Arizona residents.

1A 1% CDSC is imposed on purchases of $1 million or more of Class E shares that are redeemed within 12 months of purchase.

2Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption/exchange fee.

3The data for Other Expenses is estimated for the initial fiscal year of the class. Actual expenses may be higher or lower.

4Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically range from $3 to $20 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
	$739	$1,082	$1,446	$2,463
If shares are not redeemed
at end of period:	$739	$1,082	$1,446	$2,463

1InvestEd Plan Accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000.  This maintenance fee will be waived for Arizona residents.

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Asset Strategy Fund: The Fund seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds, and short-term instruments of both foreign and domestic issuers, as the Fund may invest up to 100% of its assets in foreign securities. The Fund may invest in almost any market that IICO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Fund will change from time to time depending on IICO's assessment of the market for each investment type. Some types of investments, such as indexed securities, may fall into more than one asset class. Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

IICO regularly reviews the global economic environment to determine asset allocation and security selection and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's objective. Although IICO uses its expertise and resources in choosing investments and in allocating assets, IICO's decisions may not always be beneficial to the Fund, and there is no guarantee that the Fund will achieve its objective.

IICO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, IICO makes asset shifts gradually over time. IICO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.

The Fund may also seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As a temporary defensive measure, the Fund may increase its holdings in bonds or short-term instruments when IICO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Fund may also invest in derivative instruments for both defensive and speculative purposes. IICO may, as a temporary defensive measure, invest up to all of the Fund's assets in:

  money market instruments rated in one of the two highest rating categories by any nationally recognized statistical rating organization (NRSRO), or unrated securities judged by IICO to be of equivalent quality precious metals

Although IICO may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Risks. An investment in Ivy Asset Strategy Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Bond Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in bonds of domestic and, to a lesser extent, foreign issuers (for this purpose, "bonds" includes any debt security with an initial maturity greater than one year). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in a variety of investment-grade debt securities which include:

  investment-grade corporate debt obligations and mortgage-backed securities debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (including U.S. Treasury bills, notes and bonds)
  investment-grade mortgage-backed securities issued by governmental agencies and financial institutions investment grade asset-backed securities
  U.S. dollar denominated investment-grade debt securities issued by foreign governments and companies publicly traded in the United States debt obligations of U.S. banks, savings and loan associations

The Fund may invest a portion of its assets in investment-grade debt obligations issued by companies in a variety of industries. The Fund may invest in long-term debt securities (maturities of more than ten years), intermediate debt securities (maturities from three to ten years) and short-term debt securities (maturities of less than three years). However, the Fund expects that under normal market circumstances, the effective duration of its portfolio will range from four to seven years.

In selecting corporate debt securities and their maturities, Advantus Capital seeks to maximize current income by engaging in a risk/return analysis that focuses on various factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices and issuer operations.

The Fund may also invest a portion of its assets in governmental and non-governmental mortgage-related securities, including CMOs, CMBSs, and in stripped mortgage-backed securities and ABSs. CMOs are debt obligations typically issued by either a government agency or a private special-purpose entity that are collateralized by residential or commercial mortgage loans or pools of residential mortgage loans. CMOs allocate the priority of the distribution of principal and interest from the underlying mortgage loans among various series. Each series differs from the other in terms of the priority right to receive cash payments from the underlying mortgage loans.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

Asset-backed securities represent interests in pools of consumer loans (such as credit card, trade or automobile loans). Investors in asset-backed securities are entitled to receive payments of principal and interest received by the pool entity from the underlying consumer loans net of any costs and expenses incurred by the entity.

In addition, the Fund may invest lesser portions of its assets in interest rate and other bond futures contracts, convertible and non-convertible investment-grade and non-investment grade debt securities issued by domestic governments and companies, options (the Fund may purchase and sell put and call options) and stripped asset-backed securities. The Fund may also invest up to 10% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Bond Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Capital Appreciation Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in a diversified portfolio of common stocks of U.S. and, to a lesser extent, foreign companies that IICO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will, likely, grow over time. There is no guarantee, however, that the Fund will achieve its objective.

Although major changes tend to be infrequent, the Board of Directors of the Fund may change the Fund's investment objectives without seeking shareholder approval.

The Fund emphasizes growth stocks; however, it may also invest in value stocks. As well, the Fund may invest in preferred stocks and debt securities that are mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Although not a principal strategy, the Fund may invest in derivative instruments for the purpose of hedging its investments, as well as potentially hedging its performance.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Capital Appreciation Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Core Equity Fund: The Fund seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality U.S. and foreign companies that are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Fund will achieve its objectives.

From a top-down perspective, IICO focuses on the industrialization of emerging economies, while through its bottom-up stock selection, IICO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When IICO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (typically, investment grade, that is, rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Cundill Global Value Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of companies throughout the world. There is no guarantee, however, that the Fund will achieve its objective.

The investment approach of Mackenzie, the Fund's investment subadvisor, is based on a contrarian "value" philosophy. Mackenzie looks for securities that are trading below their estimated intrinsic value. To determine the intrinsic value of a particular company, Mackenzie focuses primarily on the company's financial statements. Mackenzie also considers factors such as earnings, dividends, business prospects, management capabilities and potential catalysts (such as a change in management) to realize shareholder value. A security is purchased when the price reflects a significant discount to Mackenzie's estimate of the company's intrinsic value. Given the bottom-up or company-specific approach, Mackenzie does not forecast economies or corporate earnings.

When deciding to either buy or sell a security, Mackenzie also considers factors such as liquidity, capitalization, competition, management's history, corporate governance, foreign accounting anomalies and industry trends.

The Fund may from time to time take a temporary defensive position, and invest without limit in U.S. government securities, investment-grade debt securities, cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Cundill Global Value Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Dividend Income Fund: The Fund seeks to achieve its objectives of income and long-term capital growth by investing primarily in large cap, high quality companies with established operating records that IICO believes may accelerate or grow their dividend payout ratio. There is no guarantee, however, that the Fund will achieve its objectives. Although major changes tend to be infrequent, the Board of Trustees of the Fund may change the Fund's investment objectives without seeking shareholder approval.

IICO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value

The Fund's emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.

For federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. IICO believes that the tax treatment of the qualified dividend income may benefit companies that regularly issue dividends.

While the Fund invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objectives. To the extent the Fund invests in debt securities, the Fund intends to primarily invest in investment-grade debt securities, that is, bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund invests primarily in domestic securities, but it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, when IICO believes that a temporary defensive position is desirable or to achieve income, the Fund may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Fund may not achieve its objectives.

Risks. An investment in Ivy Dividend Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Global Natural Resources Fund: The Fund seeks to achieve its objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Fund will achieve its objective.

Mackenzie, the Fund's investment subadvisor, targets, for investment, well-managed companies that it expects to increase shareholder value through successful exploration and development of natural resources, balancing the Fund's portfolio with low-cost, low-debt producers, and positions that are based on anticipated commodity price trends. Mackenzie places additional emphasis on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Fund's portfolio by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce fund volatility.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may also invest in precious metals and other physical commodities.

The Fund may from time to time take a temporary defensive position, and invest without limitation in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy Global Natural Resources Fund is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Markets Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy High Income Fund: The Fund seeks to achieve its primary objective of a high level of current income and its secondary objective of capital growth (when consistent with the primary objective) by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of IICO, consistent with the Fund's objectives. There is no guarantee, however, that the Fund will achieve its objectives.

In general, the high level of income that the Fund seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by IICO to be of comparable quality; these include securities rated BBB or lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities, which include junk bonds, are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Fund primarily owns debt securities and may own bonds with varying maturities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Fund limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

The Fund may invest an unlimited amount of its assets in foreign securities. At this time, however, the Fund does not intend to invest a significant amount of its assets in foreign securities.

When IICO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, IICO may take any one or more of the following steps with respect to the Fund's assets:

  shorten the average maturity of the Fund's debt holdings
  hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize investment-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Fund may not achieve its investment objectives.

Risks. An investment in Ivy High Income Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Balanced Fund: The Fund seeks to achieve its objective of a high level of total return by investing in equity and debt securities issued by companies located around the world and of any size, and in investment grade debt securities issued by governmental agencies and corporations. Normally, the Fund invests approximately 50% to 70% of its assets in equity securities and approximately 30% to 50% of its assets in investment-grade debt securities. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests primarily in securities of companies or governments in developed foreign markets. However, the Fund may also invest up to 20% of its total assets in equity securities of companies located in developing or emerging markets. In addition, the Fund may invest up to 10% of its total assets in debt securities of companies or governments located in developing or emerging markets. (For purposes of the investment percentages described in the preceding sentences, collateral received in connection with securities lending shall not be considered Fund assets.) Under normal circumstances, the Fund will maintain investments in at least three countries.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, warrants or rights to purchase such securities. In selecting these equity securities, Templeton, the Fund's investment subadvisor, conducts a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton concentrates primarily on the market price of a company's securities relative to its view regarding the company's long-term earnings potential; that is, Templeton seeks securities that it believes are selling at a discount. A company's historical value measures, including price/earnings ratios, profit margins and liquidation value, will also be considered.

Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes and debentures; commercial paper; time deposits; bankers' acceptances; and structured investments which are more fully described in the SAI. In selecting debt securities Templeton evaluates current, as well as expected future trends in, interest rates and general economic conditions, and then attempts to identify those securities and issuers which, in its judgment, are likely to perform well in such circumstances. Templeton may rely on active duration management in an effort to add value to the Fund's holdings.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy International Balanced Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy International Core Equity Fund: The Fund seeks to achieve its primary objective of long-term capital growth by investing primarily in equity securities principally traded in European and Asian/Pacific Basin markets and primarily issued by under-appreciated, or under-valued, companies. IICO may also employ a growth approach, seeking companies whose earnings it believes will grow faster that the economy. There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests in a variety of economic sectors and industry segments to reduce the effects of price volatility in any one area. IICO seeks out expanding foreign economies and companies that typically have at least $500 million in capitalization at the time of investment and a solid history of operations. Other factors that IICO considers in selecting particular countries include long-term economic growth prospects, anticipated inflation levels, and the effect of applicable government policies on local business conditions. The Fund is managed using a value approach, which focuses on financial ratios such as price/earnings, price/book value, price/cash flow, free cash flow yield, dividend yield and price/replacement cost. Securities purchased are believed to be attractively valued on one or more of these measures relative to a broad universe of comparable securities.

The Fund may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

The Fund may from time to time take a temporary defensive position, and invest without limit in government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Fund may not achieve its investment objectives.

Risks. An investment in Ivy International Core Equity Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Large Cap Growth Fund: The Fund seeks to achieve its objective of appreciation of your investment through a diversified holding of securities, primarily those issued by large cap (at least $8 billion capitalization), higher-quality U.S. and, to a lesser extent, foreign companies that IICO believes have both appreciation possibilities and sustainable competitive advantage. There is no guarantee, however, that the Fund will achieve its objective.

In selecting securities for the Fund, IICO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. IICO focuses on companies which appear to be well positioned to benefit from secular trends embedded in the marketplace (e.g., demographics, deregulation, capital spending trends, etc.).

The Fund invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Fund may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Fund may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities (which may include money market instruments held as cash reserves), and/or preferred stocks. The Fund may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Large Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mid Cap Growth Fund: The Fund seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that IICO believes offer above-average growth potential. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $15 billion. For this purpose, IICO considers a company's capitalization at the time the Fund acquires the company's securities. Companies whose capitalization falls outside the mid cap range, typically $1 to $15 billion, after purchase continue to be considered mid cap companies for purpose of the Fund's investment policy. There is no guarantee, however, that the Fund will achieve its objective.

As noted, IICO utilizes a bottom-up approach in its selection of securities for the Fund, and focuses on companies with strong growth models, profitability and sound capital structures. Other characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, strong financial model and leading market position.

In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by IICO to be of comparable quality. The Fund may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Fund may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term securities issued by the U.S. government or its agencies or instrumentalities), preferred stocks or both. As well, the Fund may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Mid Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Money Market Fund: The Fund seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7 under the 1940 Act (Rule 2a-7). There is no guarantee, however, that the Fund will achieve its objective.

The Fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

  U.S. government securities (including obligations of U.S. government agencies and instrumentalities)
  bank obligations and instruments secured by bank obligations, such as letters of credit commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs corporate debt obligations, including variable rate master demand notes
  Canadian government obligations
  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Fund may invest or a by corporation in whose commercial paper the Fund may invest

The Fund may only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by Fannie Mae, Freddie Mac and FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These include:

  the credit quality of the particular issuer or guarantor of the security the maturity of the security
  the relative value of the security

Generally, in determining whether to sell a security, IICO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. IICO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Risks. An investment in Ivy Money Market Fund is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Mortgage Securities Fund: The Fund seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in higher-quality mortgage-related securities. The Fund invests a significant portion of its assets in investment-grade securities representing interests in pools of mortgage loans, and in a variety of other mortgage-related securities including CMOs, CMBSs, stripped mortgage-backed securities and ABSs. The Fund expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. The Fund may also invest up to 10% of its assets in foreign securities. There is no guarantee, however, that the Fund will achieve its objective.

In selecting mortgage-related securities, Advantus Capital focuses on relative value trading among individual securities in the MBS, ABS and CMBS markets and considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30 year fully-amortized loan versus a 15 year fully-amortized loan). Advantus Capital also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances. As well, Advantus Capital attempts to diversify the Fund's holdings among all sectors of the mortgage-related market in an effort to minimize risk.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Fund may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Fund may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition, the Fund purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Fund may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike certain U.S. government agency sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Fund may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Fund may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or the Fund may bear the costs of registering such securities. The Fund may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid.

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

To generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Mortgage Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Real Estate Securities Fund: The Fund seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Fund does not invest directly in real estate. There is no guarantee, however, that the Fund will achieve its objective.

"Real estate securities" include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly traded limited partnerships.

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital, the Fund's investment subadvisor, has built a solid network of industry contacts through which it is able to enhance its knowledge of a company's underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Fund. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Fund's real estate securities portfolio will consist of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Fund mostly invests in equity REITs but also invests lesser portions of its assets in mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any corporate level federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other corporate entities subject to federal corporate tax. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Fund may invest up to 10% of its total assets in foreign securities and may invest up to 20% of its assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers.

As well, the value of the Fund's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities including changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not always achieve its investment objective.

Risks. An investment in Ivy Real Estate Securities Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Science and Technology Fund: The Fund seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in IICO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Fund will achieve its objective.

In its selection of securities for investment by the Fund, IICO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then apply its bottom up research to identify the best holdings for the Fund.

The Fund may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Fund primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Fund may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. The Fund may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position the Fund may not achieve its investment objective.

Risks. An investment in Ivy Science and Technology Fund is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

Ivy Small Cap Growth Fund: The Fund seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. There is no guarantee, however, that the Fund will achieve its objective.

IICO focuses on long-term growth and superior financial characteristics in its search for companies, thereby focusing on higher quality companies. IICO seeks companies with defensible market positions that are strong niche players that feature the involvement of the founder and demonstrate a strong commitment to stakeholders. IICO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. IICO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Fund has purchased their securities. These companies continue to be considered small cap for purposes of the Fund's minimum 80% allocation to small cap companies. From time to time, the Fund will also invest a lesser portion of its assets in securities of mid and large cap companies (i.e., companies with market capitalizations larger than that defined above) that, in IICO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When IICO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities, including commercial paper, short-term U.S. government securities, and/or preferred stocks. The Fund may also invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund's position size in any particular security. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Small Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in "Defining Risks" below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the SAI.

All Funds

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of IICO or an investment subadvisor in selecting investments.

Each Fund may also invest in and use certain other types of instruments in seeking to achieve its objective(s). For example, each Fund (other than Ivy Money Market Fund) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Fund's authorized investments and strategies, such as derivative instruments, foreign securities and junk bonds, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Each Fund may actively trade securities in seeking to achieve its objectives. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income. Factors that can lead to active trading for any fund include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a fund's market capitalization target, and the need to sell a security to meet redemption activity.

Each Fund generally seeks to be fully invested, except to the extent it takes a temporary defensive position. In addition, at times, IICO or an investment subadvisor may invest a portion of the Fund's assets in cash or cash equivalents if IICO or the subadvisor is unable to identify and acquire a sufficient number of securities that meet IICO's or an investment subadvisor's selection criteria for implementing the Fund's investment objectives, strategies and policies.

You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

  Commodities Risk – Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Fund's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. A Fund may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.
  Company Risk – An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.
  Concentration Risk – If a Fund invests more than 25% of its total assets in a particular industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.
  Credit Risk – An issuer of a debt security (including mortgage-backed securities) or a Real Estate Investment Trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on IICO's or a subadvisor's analysis of credit risk more heavily than usual.
  Derivatives Risk – A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund. To the extent the judgment of IICO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

  Options and futures are common types of derivatives that a Fund may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors and collars.
  Diversification Risk – A Fund is subject to diversification risk if the Fund may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Fund is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund with a more diversified investment portfolio.

  Emerging Market Risk – Each Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

  Extension Risk – Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.
  Foreign Currency Risk – Foreign securities may be denominated in foreign currencies. The value of a Fund's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk – The Funds may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Fund's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Funds from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.
  Foreign Securities Risk – Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Fund's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

  Other factors that can affect the value of a Fund's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).
  Growth Stock Risk – Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Income Risk – A Fund may experience a decline in its income due to falling interest rates.
  Initial Public Offering Risk – Investments in IPOs can have a significant positive impact on the Fund's performance in the near term; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.
  Interest Rate Risk – The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

  As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Fund's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.
  Large Company Risk – A Fund with a portfolio of large capitalization company securities may underperform the market as a whole.
  Liquidity Risk – Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.
  Low-rated Securities Risk – In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Fund's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.
  Market Risk – All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.
  Mid Size Company Risk – Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.
  Prepayment Risk – Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Fund would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Fund's income.
  REIT-Related Risk – The value of a Fund's REIT securities may be adversely affected by changes in the value of the underlying property. In addition, the value of equity or mortgage REITs could be adversely affected if the REIT fails to qualify for tax-free pass through income under the Code, or maintain its exemption from registration under the 1940 Act.
  REOC-Related Risk – A REOC is similar to a REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, REOCs do not have the favorable tax treatment that is accorded a REIT.
  Small Company Risk – Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.
  Value Stock Risk – Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO or an investment subadvisor, undervalued. The value of a security believed by IICO or an investment subadvisor to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Funds

Investment Advisor

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds (Board of Trustees) and the Board of Directors (Board of Directors) of Ivy Funds, Inc. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $11.1 billion in assets under management as of June 30, 2006 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002,1 and to Ivy Funds, Inc. since June 30, 2003. Prior to June 30, 2003, Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO, served as the investment manager for each of the Funds within Ivy Funds, Inc. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IICO. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

1Until December 31, 2002, Ivy Management, Inc. (IMI) provided business management services and investment advisory services to the Ivy Funds. On December 31, 2002, IMI, an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR) and a wholly owned subsidiary of Ivy Acquisition Corporation (IAC), merged with and into IAC, a wholly owned subsidiary of WDR. Upon effectiveness of the merger, IAC changed its name to Waddell and Reed Ivy Investment Company (WRIICO), and WRIICO assumed all of IMI's duties with respect to the Ivy Funds. Effective March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO).

Investment Subadvisors

Advantus Capital Management, Inc. (Advantus Capital), an SEC-registered investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Real Estate Securities Fund, Ivy Mortgage Securities Fund and Ivy Bond Fund under an agreement with IICO. Since its inception in 1985, Advantus Capital and its predecessor have provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolio.

Mackenzie Financial Corporation (Mackenzie), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, also serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Cundill Global Value Fund and Ivy Global Natural Resources Fund pursuant to an agreement with IICO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years.

Templeton Investment Counsel, LLC (Templeton), an SEC-registered investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy International Balanced Fund under to an agreement with IICO.

Management Fee

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay a Fund's subadvisor, if any. Each Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by a Fund at the annual rates of:

  Ivy Money Market Fund: 0.40% of net assets
  Ivy Mortgage Securities Fund: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion
  Ivy Bond Fund: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion
  Ivy High Income Fund: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion
  Ivy Capital Appreciation Fund: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion
  Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund, Ivy Large Cap Growth Fund: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.
  Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion
  Ivy Real Estate Securities Fund: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion
  Ivy International Core Equity Fund: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.70% of net assets over $3 billion
  Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion

Management fees for the following Funds as a percent of the Fund's net assets for its fiscal year ended March 31, 2006 were:

Fund	Management Fees Paid[1]
Ivy Asset Strategy Fund	0.70%
Ivy Bond Fund	0.53%
Ivy Capital Appreciation Fund	0.39%
Ivy Core Equity Fund	0.70%
Ivy Cundill Global Value Fund	0.96%
Ivy Dividend Income Fund	0.70%
Ivy Global Natural Resources Fund	0.87%
Ivy High Income Fund	0.62%
Ivy International Balanced Fund	0.70%
Ivy International Core Equity Fund	1.00%
Ivy Large Cap Growth Fund	0.70%
Ivy Mid Cap Growth Fund	0.85%
Ivy Money Market Fund	0.40%
Ivy Mortgage Securities Fund	0.50%
Ivy Real Estate Securities Fund	0.90%
Ivy Science and Technology Fund	0.85%
Ivy Small Cap Growth Fund	0.85%

A discussion regarding the basis for the approval by the Board of Directors or Board of Trustees of the advisory contract for each of the Funds is available in each Fund's Semiannual Report to Shareholders dated September 30, 2006.

Portfolio Management

Ivy Asset Strategy Fund: Michael L. Avery, Daniel J. Vrabac and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Asset Strategy Fund. Michael L. Avery is primarily responsible for the day-to-day management of the equity portion of Ivy Asset Strategy Fund, and has held his Fund responsibilities since January 1997. In June 2005 he was named Chief Investment Officer and Executive Vice President of IICO and WRIMCO. Mr. Avery is Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager, and has served as portfolio manager for investment companies managed by WRIMCO since February 1994. From August 1987 until June 2005, Mr. Avery had served as the Director of Research for IICO and for WRIMCO and its predecessor. He holds a BS degree in Business Administration from the University of Missouri, and an MBA with emphasis on finance from Saint Louis University.

Daniel J. Vrabac is primarily responsible for the day-to-day management of the fixed-income portion of Ivy Asset Strategy Fund, and has held his Fund responsibilities since January 1997. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Mr. Caldwell has held his Fund responsibilities since January, 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Fund, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Ivy Bond Fund: Christopher R. Sebald, Thomas B. Houghton and David W. Land are primarily responsible for the day-to-day management of the Ivy Bond Fund. Mr. Sebald has held his Fund responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Bond Fund, Inc., since August 2003. He has served as Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Sebald had served as Senior Vice President and Portfolio Manager for AEGON USA Investment Management from July 2000 through July 2003. He earned a BS degree in Economics from the University of Minnesota and a MBA from the University of Minnesota. He is a Chartered Financial Analyst.

Mr. Land has held his responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return, Advantus Capital, since April 2004. Mr. Land was Senior Analyst at AXA Investment Managers North America, Inc. from August 2003 to April 2004. He served as Senior Investment Officer of Advantus Capital from July 2000 to July 2003. Mr. Land earned a BA from Thomas More College and a MBA from the University of Cincinnati. He is a Chartered Financial Analyst.

Mr. Houghton has held his fund responsibilities for Ivy Bond Fund since April 2005. He has served as Vice President and Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Houghton had served as Senior Investment Officer with Advantus Capital from April 2002 to August 2003. Previously, Mr. Houghton was a Senior Securities Analyst, Public Corporate Bonds, with American Express from July 2001 through March 2002.

Ivy Capital Appreciation Fund: Barry M. Ogden is primarily responsible for the day-to-day management of Ivy Capital Appreciation Fund, and has held his Fund responsibilities since January 2002. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Ogden has served as assistant portfolio manager for investment companies managed by WRIMCO since January 1999 and has been an employee of WRIMCO since July 1994. He graduated from the University of Kansas with a BS degree in accounting, and has earned the designation of Certified Public Accountant. Mr. Ogden is a Chartered Financial Analyst.

Ivy Core Equity Fund: Erik R. Becker and Gustav C. Zinn are primarily responsible for the day-to-day management of Ivy Core Equity Fund, and both have held their Fund responsibilities since February 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Core Equity Fund since 2003, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Gustav C. Zinn has been an employee of WRIMCO since 1998 and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst. Mr. Zinn is Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc., and a portfolio manager for Waddell & Reed Advisors Core Investment Fund and W&R Target Core Equity Portfolio, both managed by WRIMCO. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. Mr. Zinn is a Chartered Financial Analyst.

Ivy Cundill Global Value Fund: Peter Cundill and Hiok Hhu Ng are primarily responsible for the day-to-day management of Ivy Cundill Global Value Fund. Mr. Cundill has held his responsibilities for Ivy Cundill Global Value Fund since the Fund's inception. He founded Peter Cundill & Associates in 1976. Mr. Cundill earned a Bachelor of Commerce degree from McGill University, Montreal. He holds the designations of Chartered Business Valuator (CBV), Chartered Financial Analyst (CFA), and Fellow Chartered Accountant (FCA).

Hiok Hhu Ng has held his responsibilities for Ivy Cundill Global Value Fund as Portfolio Manager since 2004. Hhu joined the Cundill Group as a research analyst, and became an Assistant Portfolio Manager for Ivy Cundill Global Value Fund in 2001. He holds a Bachelor of Finance degree from the University of British Columbia. He is a Chartered Financial Analyst, and has completed the Canadian Securities Course, Canadian Securities Institute.

Ivy Dividend Income Fund: David P. Ginther is primarily responsible for the day-to-day management of Ivy Dividend Income Fund. He has held his responsibilities for Ivy Dividend Income Fund since its inception in June 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Ivy Funds, Inc., and portfolio manager for other investment companies for which WRIMCO serves as investment manager, and has been an employee of WRIMCO since 1995. Mr. Ginther holds a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Ivy Global Natural Resources Fund: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Global Natural Resources Fund. He has managed the Fund since its inception. Mr. Sturm joined Mackenzie in 1983. He holds a degree in commerce from the University of Toronto. Mr. Sturm is a CFA charterholder.

Ivy High Income Fund: Bryan C. Krug is primarily responsible for the day-to-day management of Ivy High Income Fund, and has held his Fund responsibilities since February 2006. He joined WRIMCO in 2001 as a high yield investment analyst and will continue to support the high-yield investment team. He is Vice President of IICO and WRIMCO and Vice President of Ivy Funds, Inc. Mr. Krug earned a BS in finance from Miami University, Richard T. Farmer School of Business.

Ivy International Balanced Fund: Edgerton Tucker Scott III and Michael Hasenstab, Ph.D. are primarily responsible for the day-to-day management of Ivy International Balanced Fund. Mr. Scott has held his responsibilities since the inception of the Fund in December 2003, and was the portfolio manager for the predecessor fund since June 2000. He is Senior Vice President of Templeton Investment Counsel, LLC. Mr. Scott earned a BA from the University of Virginia and a MBA from Amos Tuck School of Business at Dartmouth College. He is a Chartered Financial Analyst.

Dr. Hasenstab has held his Fund responsibilities since March 2006. He joined Franklin Templeton Investments in July 1995, and, after taking a leave of absence to obtain his Ph.D., rejoined the company in April 2001. Dr. Hasenstab is Vice President, Co-Director of International Fixed Income, and portfolio manager for Franklin Templeton Investments' International Bond Department. Dr. Hasenstab earned a Ph.D. in economics from the Asia Pacific School of Economics and Management at Australian National University, a master's degree in economics of development from the Australian National University, and a B.A. in international relations/political economy from Carleton College in the United States.

Ivy International Core Equity Fund: Thomas A. Mengel and John C. Maxwell are primarily responsible for the day-to-day management of Ivy International Core Equity Fund. Mr. Mengel has held his Fund responsibilities since December 2002. Mr. Mengel is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and of the Trust, and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Mengel has been a portfolio manager for, and employee of, WRIMCO since May 1996. He is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

John C. Maxwell has held his Fund responsibilities since February 2006. He joined WRIMCO in 1998 as an investment analyst and had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003. In 2004, Mr. Maxwell began assisting the international group as an investment analyst. He has been appointed Vice President of IICO and WRIMCO. Mr. Maxwell earned a BS degree from the University of Kentucky, and an MBA from the Johnson Graduate School of Management, Cornell University. He is a Chartered Financial Analyst.

Ivy Large Cap Growth Fund: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund in June 2000. He is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of, and portfolio manager for, Waddell & Reed Advisors Vanguard Fund, Inc., for which WRIMCO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Philip J. Sanders has held his Fund responsibilities since June 2006. He joined WRIMCO in 1998, and has served as a portfolio manager for funds managed by WRIMCO since that time. He is Senior Vice President of WRIMCO and IICO, and Vice President of, and portfolio manager for, W&R Target Growth Portfolio, for which WRIMCO serves as investment manager. Mr. Sanders earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. He is a Chartered Financial Analyst.

Ivy Mid Cap Growth Fund: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Mid Cap Growth Fund, and has held her Fund responsibilities since February 2001. She is Senior Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies managed by WRIMCO. Ms. Scott served as an investment analyst with WRIMCO from April 1999 to February 2001. She earned a BS in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Money Market Fund: Mira Stevovich is primarily responsible for the day-to-day management of the Ivy Money Market Fund, and has held her Fund responsibilities since the inception of the Fund. She is Vice President of IICO and WRIMCO, Vice President and Assistant Treasurer of Ivy Funds, Inc. and of the Trust, and Vice President and Assistant Treasurer of other investment companies for which WRIMCO serves as investment manager. Ms. Stevovich has served as the Portfolio Manager for investment companies managed by WRIMCO since May 1998 and has been an employee of WRIMCO and its predecessor since March 1987. Ms. Stevovich earned a BA degree from Colorado Womens College. She holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. Ms. Stevovich is a Chartered Financial Analyst.

Ivy Mortgage Securities Fund: Christopher R. Sebald and David W. Land are primarily responsible for the day-to-day management of Ivy Mortgage Securities Fund. Mr. Sebald has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund, Advantus Mortgage Securities Fund, Inc., since August 2003. He is also portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Mr. Land has held his responsibilities for Ivy Mortgage Securities Fund since April 2004. He is also portfolio manager for Ivy Bond Fund, and his biographical information is listed in the disclosure for Ivy Bond Fund.

Ivy Real Estate Securities Fund: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Ivy Real Estate Securities Fund. Mr. Betlej has held his responsibilities since the inception of the Fund, and was the portfolio manager for the predecessor fund since February 1999. Mr. Betlej is Vice President and Investment Officer of Advantus Capital. He has been in the real estate industry since 1984 and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his Fund responsibilities since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005, he was Managing Director and Manager, Corporate Bond Research, RBC Dain Rauscher, Inc.

Ivy Science and Technology Fund: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Science and Technology Fund, and has held his Fund responsibilities since February 2001. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as a portfolio manager for investment companies managed by WRIMCO since January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Ivy Small Cap Growth Fund: Gilbert C. Scott is primarily responsible for the day-to-day management of Ivy Small Cap Growth Fund, and has held his Fund responsibilities since August 2003. He is Senior Vice President of IICO and WRIMCO, Vice President of Ivy Funds, Inc. and Vice President of other investment companies for which WRIMCO serves as investment manager. He joined Waddell & Reed in 1997 and has been assistant portfolio manager of small cap institutional accounts since September 2000. Mr. Scott earned a BBA degree in finance from the University of Massachusetts and an MBA from the University of Texas. He is a Chartered Financial Analyst.

Additional information regarding portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of IICO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund's investments.

Your Account

InvestEd 529 Plan

The InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (Code). Waddell & Reed, Inc. (Waddell & Reed), the program manager for the InvestEd Plan, is offering the InvestEd Plan to Arizona residents as well as to residents of other states.

Contributions to InvestEd Plan accounts may be invested in shares of the Funds, which are held in the name and for the benefit of the Arizona Commission for Postsecondary Education in its capacity as Trustee of the Program. Class E shares purchased with contributions for a particular InvestEd Plan account are allocable to that account and will be redeemed to effect withdrawals requested by the InvestEd Plan account owner, as further described in this prospectus. Accounts opened through the InvestEd Plan are not insured by the State of Arizona, and neither the principal invested nor the investment return is guaranteed by the State of Arizona. InvestEd Plan accounts are subject to applicable Federal, state and local tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified in response to any such changes.

Please read the Program Overview and InvestEd Account Application carefully before investing.

Class E Shares

This prospectus offers one class of shares, Class E shares. Class E shares are only available for investment through a qualified state tuition program in accordance with Section 529 of the Code (529 Plan).

Each Fund (other than Ivy Money Market Fund) has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for its Class E shares. Such Plans permit the Funds to pay marketing and other fees to support both the sale and distribution of Class E shares as well as the services provided to shareholders by their financial advisor or financial intermediary. Under the Class E Plan, a Fund may pay IFDI, the Funds' distributor, a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class E shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund's Class E shares, providing personal service to Class E shareholders and/or maintaining Class E shareholder accounts. The amounts shall be payable to IFDI daily or at such other intervals as the Board of Trustees or Board of Directors may determine. No payment of the distribution fee will be made, and no sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the sales charges received by IFDI with respect to the Fund's Class E shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the rules of either the National Association of Securities Dealers, Inc. (NASD) or the Municipal Securities Rulemaking Board (MSRB), as then in effect.

Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. All or a portion of these fees may be paid to your financial advisor or a financial intermediary.

Other share classes of the Funds may be offered in separate prospectuses. Since each class of shares of a Fund has its own expense structure, the NAV per share for each class may differ.

Class E shares are subject to an initial sales charge (other than Ivy Money Market Fund) when purchased for your InvestEd Plan account, based on the amount of your investment, according to the tables below. As noted, Class E shares that have a Plan pay an annual 12b-1 fee of up to 0.25% of average Class E net assets.

Calculation of Sales Charges on Class E Shares

		Sales Charge	Reallowance
		as Approx.	to Dealers
	Sales Charge	Percent of	as Percent
Size of	as Percent of	Amount	of Offering
Purchase	Offering Price[1]	Invested	Price
--------	-----------	----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class E shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see "Additional Compensation to Intermediaries" for more information.

Sales Charge Reductions

For purposes of the following disclosure regarding Rights of Accumulation, Letter of Intent and Account Grouping, Class E shares held in your InvestEd Plan are treated as shares held by you directly.

Lower sales charges on the purchase of Class E shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios, Inc. with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing a LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class E shares in any account that you own may be grouped with the current account value of purchased Class E, Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class E shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class E shares may be purchased at NAV by:

  Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees
  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of IICO, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed
  Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements

For purposes of determining NAV eligibility, an individual's domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class E shares may be purchased at NAV through:

Exchange of Class E shares of any fund in the Ivy Family of Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares

One-Time Reinvestment of all or part of the proceeds of redemption of your Class E shares of a Fund in Class E shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of certain Class E shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of certain of the Fund's Class E shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

The CDSC for Class E shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the InvestEd Plan account holder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to IFDI redemptions of shares purchased for InvestEd Plan accounts held by current or retired Trustees or Directors of the Funds, Directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares for the purpose of complying with the excess contribution limitations prescribed by the Program if the excess contributions are rolled over to another InvestEd Plan account for a different Designated Beneficiary redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds, Ivy Family of Funds and/or W&R Target Funds, Inc., as directed by the redeeming shareholder, through a retirement plan product or savings plan product offered by the insurance company the exercise of certain exchange privileges
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500, or less than $250 for Ivy Money Market Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates for providing related client-level recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed financial advisors sell primarily shares of the Funds and the Waddell & Reed Advisors Funds, a separate mutual fund family for which Waddell & Reed serves as principal underwriter and distributor (Fund Families). Either IICO or WRIMCO (Manager) is the investment manager for each fund in the respective Fund Families. The Managers are affiliates of Waddell & Reed.

Waddell & Reed financial advisors are not required to sell only shares of the funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed, and/or its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily against the assets held by the funds in the Fund Families and are paid to the Managers out of fund assets.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed and the Managers, since payments to Waddell & Reed and the Managers increase as more assets are invested in the Fund Families. Waddell & Reed employee compensation (including management and certain sales force leader compensation) and operating goals at all levels are tied to Waddell & Reed's overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor's decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed's Form ADV Disclosure Brochure.

Portability

The Funds' shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Account Registration

Pursuant to Arizona requirements, InvestEd Plan accounts generally may only be registered in the name of an individual who is the Account Owner. The Account Owner is the one who has the authority to designate the Designated Beneficiary, make withdrawals, select the Funds in which to invest and otherwise control the account. The Account Owner may be anyone--a parent, grandparent, friend or self. Joint owners, or joint accounts, are not permitted. Although only one person may be listed as the Account Owner, you should designate a successor Account Owner on the InvestEd Plan Account Application in the event of the Account Owner's death.

An account may also be opened by a state or local government or a 501(c)(3) organization as the Account Owner, if the account will be used to fund scholarships for persons whose identity will be determined after the account is opened.

Although these registrations are the only way an account can be set up, anyone may contribute to an InvestEd Plan account once it is established. See the section entitled Additional Investments.

The Account Owner will identify, on the InvestEd Plan Account Application, a Designated Beneficiary. A Designated Beneficiary can be any person interested in pursuing post high school training and educational opportunities at an accredited institution, including the Account Owner.

The Designated Beneficiary can be changed to a family member, as defined by current tax laws, of the original beneficiary.

There is a one-time $10 application fee per InvestEd Plan account, paid by Waddell & Reed at the time of the initial investment and forwarded to the Arizona Commission for Postsecondary Education (Commission), under whose authority the InvestEd Plan is made available, to help defray its administrative costs. Shares of a Portfolio held in your InvestEd Plan account are held in the name of the Commission, as Trustee of the Program.

InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This fee will be waived for Arizona residents.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge.

In the calculation of a Fund's NAV:

  The securities in the Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are unreliable are valued at their fair value by or at the direction of the Board of Trustees or Board of Directors, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees or Board of Directors. A Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, such as Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees or Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Funds have retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held in the Funds' portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Waddell & Reed Services Company (WRSCO), the Funds' transfer agent, in accordance with guidelines adopted by each of the Fund's Board of Trustees or Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Boards regularly review, and WRSCO regularly monitors and reports to the Boards, the Service's pricing of the Funds' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

When you place an order to buy shares for your InvestEd Plan account, your order will be processed at the next NAV calculated after your order, in proper form, is received and accepted. Proper form includes receipt by Waddell & Reed, in the home office, of a completed InvestEd Plan Account Application and additional required documentation, if applicable. Please note that all of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

Shares of a Fund may be purchased for your InvestEd Plan account through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. Your order will receive the offering price next calculated after the order has been received in proper form by Waddell & Reed. Therefore, if your order is received in proper form by Waddell & Reed before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day.

Broker-dealers that perform account transactions for their clients by participating in networking through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients for whose account shares of a Fund are purchased if the broker-dealer performs any transaction erroneously or improperly.

When you sign your Account Application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed or IFDI generally will not accept new Account Applications to establish an account with non-U.S. address (APO/FPO addresses are acceptable) or for a non-resident alien.

To add to your account by mail: Make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase. Mail to:

Waddell & Reed, Inc.
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By Automatic Investment Service: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.

IFDI reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)

*An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

Additional Investments

Subject to the minimums disclosed for the Automatic Investment Service above, you, or anyone, can make additional investments of any amount at any time; however, with respect to Class E shares, all or a portion of the amount invested will not be accepted to the extent that such contributions would cause the total maximum account value or balance for a Designated Beneficiary for all InvestEd Plans to exceed limits imposed by the InvestEd Plan. For the 2006-2007 academic year, the maximum account balance at the time of a contribution is, in the aggregate per beneficiary, $304,000, as determined by the Arizona Commission for Postsecondary Education. Maximum account balance amounts will be adjusted each year based upon a formula developed by The College Board that estimates the average cost of attending a private 4-year college. Under current law, any excess contribution with respect to a Designated Beneficiary must be promptly withdrawn as a non-qualified withdrawal or rolled over into an account for a different Designated Beneficiary.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

Selling your InvestEd Plan Class E shares

Only the Account Owner may request withdrawals from an InvestEd Plan account, which will be accomplished by selling (redeeming), at any time, some or all of the account's shares, subject to a penalty if applicable.

When you place an order for a withdrawal from your InvestEd Plan account, that order will be treated as an order to sell shares, and the shares will be sold at the next NAV calculated, subject to any applicable CDSC, after your order, in proper form, is received and accepted. Proper form includes receipt by your financial advisor or IFDI of a completed InvestEd Plan Withdrawal Form. Withdrawals will be classified as either Qualified or Non-Qualified for Federal, state and local income tax purposes.

Generally. each withdrawal from an InvestEd Plan account comprises two pro rata components: (1) a return of principal and (2) earnings. The return of principal portion of any withdrawal, whether Qualified or Non-Qualified, is not taxable. As explained in more detail below, the earnings portion of a withdrawal may be subject to taxation, and possibly penalties, depending on whether a withdrawal is Qualified or Non-Qualified. The Account Owner is responsible for determining whether a withdrawal is Qualified or Non-Qualified and whether a penalty applies.

Qualified Withdrawals. A Qualified withdrawal is a withdrawal used for Qualified Higher Education Expenses, which may include tuition, fees, books, supplies and equipment required for the enrollment or attendance of a Designated Beneficiary at an eligible educational institution and/or qualified room and board expenses for students who attend an eligible educational institution at least half-time.

Non-Qualified Withdrawals. A Non-Qualified withdrawal is a withdrawal that is not used for Qualified Higher Education Expenses, as defined above. Non-Qualified withdrawals are generally subject to income taxes and penalties, if applicable, on the earnings portion of the withdrawal, as described below. Penalty-free withdrawals may be made in the event the Designated Beneficiary receives a scholarship (not to exceed the amount of the scholarship award), dies or becomes permanently disabled, although the earnings portion of the withdrawal will be subject to tax.

If you choose to withdraw the money you have accumulated in your InvestEd Plan account for non-qualified expenses, taxes and penalties will apply. The earnings portion of the Non-Qualified withdrawal generally will be subject to income tax at the tax rate of the person for whose benefit the withdrawal is made. In addition, the earnings portion of any Non-Qualified withdrawals will also be subject to a Federal tax penalty in the form of an additional 10% tax on the earnings portion of the non-qualified withdrawal.

At the request of the Account Owner, the withdrawal proceeds may be made payable to an eligible educational institution on behalf of the Designated Beneficiary.

Currently, when shares are redeemed in a Qualified withdrawal, the withdrawals are Federal income tax-free (such withdrawals may still be subject to state and/or local taxes). Please consult your tax advisor regarding the current tax consequences of withdrawals from your InvestEd Plan account. The Account Owner or the Beneficiary is responsible for retaining the appropriate documentation for the tax treatment of Qualified Withdrawals. The Account Owner or the Beneficiary is responsible for determining whether a withdrawal is Non-Qualified, making the appropriate filings with the IRS and paying the 10% federal tax penalty on earnings.

When you make a withdrawal from your InvestEd Plan account by placing an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent. Note the following:

  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees or Board of Directors determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed Class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

You may reinvest, without a sales charge, all or part of the amount of Class E shares you redeemed by sending to the applicable Fund the amount you want to reinvest for your InvestEd Plan account. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption. You may do this only once with respect to shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders

The CDSC, if applicable, will not apply to the proceeds of Class E shares of a Fund which are redeemed and then reinvested in Class E shares of the same Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once with respect to Class E shares of a Fund. The reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Funds' transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus, SAI, annual report or other information about each Fund request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the introducing broker.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds in the Ivy Family of Funds, including accessing a Fund's current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange and after every transfer or redemption)
  quarter-to-date statements (quarterly)
  year-to-date statements (after the end of the fourth calendar quarter)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund's most recent prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the "Access Your Account" feature available via www.ivyfunds.com.

Exchange Privileges

Except as otherwise noted, you may sell (redeem) your Class E shares and buy Class E shares of another Fund in the Ivy Family of Funds without the payment of an additional sales charge. For Class E shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class E shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market Fund shares were previously acquired by an exchange from Class E shares of another Fund in the Ivy Family of Funds for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares).

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

How to Exchange

Please note the InvestEd Plan accounts may have special restrictions on exchanges.

If you are investing through certain third-party broker dealers, contact your plan administrator or other recordkeeper for information about how to exchange.

If you have an account set up that is maintained on our shareholder servicing system, the following applies:

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call IFDI at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. IFDI employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund or IFDI may be liable for any losses due to unauthorized or fraudulent telephone instructions.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

Market Timing Policy

The Class E shares of the Funds are intended for long-term investment purposes to save for post-secondary education. Because Class E shares are an investment vehicle for your InvestEd Plan, investor-initiated exchanges among the Funds are limited by the terms of your InvestEd Plan. In addition, tax regulations impose penalties on redemptions of Class E shares that are Non-Qualified Withdrawals. As a result, it is unlikely that investments in Class E shares would be used to engage in market-timing activity. While IFDI and WRSCO recognize that investments in Class E shares do not likely present the same opportunity for market-timing activity that may be present for other funds, WRSCO monitors for such activity, as described below. As well, the Funds will take steps to seek to deter frequent purchases and redemptions in other classes of Fund shares (market timing activities). Market timing activities in any class of shares of the Funds, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting each Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy High Income Fund or in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Small Cap Growth Fund.

To discourage market timing activities by investors, the Funds' Board of Directors/Board of Trustees has adopted a market timing policy and has approved the procedures of the Funds' transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor’s transactions in Fund shares.

As an additional step, WRSCO reviews internal monthly reporting of a Fund's overall redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or IFDI will place a trading block on the identified account. For clients of Waddell & Reed (as well as those shareholders that do not utilize any financial intermediary) which attempt to trade after the block is in place, IFDI will send a letter to the shareholder to state that the Fund is suspending exchange privileges and will refuse to accept additional purchases in the account. The letter will also inform the shareholder that he/she may request the reinstatement of exchange privileges and the ability to make additional investments, after a prescribed period of time. In addition, IFDI has entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. in general, these agreements obligate each financial intermediary: (1) upon request by IFDI, to provide certain information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by IFDI as it believes to have been engaged in Fund share transactions that violate a Fund's market timing policy. The Funds' ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon the systems' capabilities, applicable contractual restrictions, and cooperation of those intermediaries. IFDI's procedures seek to monitor transactions in omnibus accounts so that it` may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

For trading via the NSCC, IFDI or WRSCO will, if possible, place a trading block on IFDI's system at a dealer-branch level or, if that cannot be accomplished, will contact the associated intermediary and request that the intermediary block further trading. If the identified shareholder attempts additional exchanges, WRSCO will send a letter to inform the shareholder that he/she may request the reinstatement of exchange privileges and the ability to make additional investments, after a prescribed period of time. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account.

In addition, there can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

WRSCO may modify its procedures for implementing the Funds' market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Funds as a vehicle for excessive short-term trading, each of the international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your Class E shares of that Fund after holding the shares fewer than 30 days. Each of the non-international funds will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of that Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (v) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

Additionally, a Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

In addition to these waivers, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of excessive short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service

To move money from your bank account to an existing Fund account
Minimum Amount	Frequency
$25 (per Fund)	Monthly

Funds Plus Service

To move money from Ivy Money Market Fund to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year. Usually, a Fund distributes net investment income at the following times:

Annually in December: Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Global Natural Resources Fund, Ivy International Core Equity Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund

Quarterly in March, June, September and December: Ivy Asset Strategy Fund, Ivy Dividend Income Fund, Ivy International Balanced Fund and Ivy Real Estate Securities Fund

Declared daily and paid monthly: Ivy Bond Fund, Ivy High Income Fund, Ivy Money Market Fund and Ivy Mortgage Securities Fund.

Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions in respect of Class E shares are automatically paid in additional shares.

Taxes

Class E shares

In general, your investment in Class E shares of a Fund is part of the Program. The Program has received a ruling from the Internal Revenue Service stating that, in general, the Program qualifies under Section 529 of the Code so that earnings on Program investments are not subject to Federal income tax (with respect to either a contributor to the Program or a Designated Beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay the "qualified higher education expenses" of your Designated Beneficiary are tax-free for Federal income tax purposes. State and local taxes may still apply.

Withdrawals of earnings that are not used for the Designated Beneficiary's qualified higher education expenses generally are subject not only to Federal income tax but also to a Federal penalty in the form of an additional 10% tax on the earnings portion of any non-qualified withdrawal (unless such amounts are transferred within sixty (60) days to another qualified tuition program for the same Designated Beneficiary as under the Program). Withdrawals attributable to contributions to the Program (including the portion of any rollover from another state's qualified tuition plan that is attributable to contributions to that plan) are not subject to tax.

In general, Qualified Higher Education Expenses include the costs of tuition, fees, books, supplies and equipment for the Designated Beneficiary's attendance at an "eligible educational institution" as well as qualified room and board if the Designated Beneficiary attends such institution at least half-time. The terms "qualified higher education expenses," "Designated Beneficiary," and "eligible educational institution" are as defined in the Code and as described in the Program Overview.

The foregoing is only a brief summary of some of the important Federal income tax considerations relating to investments in the Fund under the Program; you will find more information in the SAI and the Program Overview. You are urged to consult your own tax advisor for information about the state and local tax consequences of, and the impact of your personal financial situation on, an investment in your InvestEd Plan. In addition, please note that if you are a resident of a state other than Arizona, there may be state tax benefits available to you from an investment in a 529 Plan offered by your state.

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
Bell, Boyd & Lloyd LLC	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY FUNDS

You can get more information about each Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  Annual and Semiannual Reports to Shareholders, which detail a Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the year covered by the report.

To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

Ivy Funds, Inc. 811-06569
Ivy Funds: 811-01028